FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 690,602	$ 909,485
Total allowance for doubtful accounts	(11,436)	(10,768)
Total net trade receivables	679,166	898,717
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	293,100	518,872
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	345,061	382,117
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 52,441	$ 8,496